IFRS 7 Disclosure - Liquidity and Funding Risk - Summary of Contractual Maturities of Financial Liabilities and Off-Balance Sheet Items - Undiscounted Basis (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	$ 1,515,616	$ 1,409,531
Obligations related to securities sold short	49,891	35,286
Obligations related to assets sold under repurchase agreements and securities loaned	289,516	305,321
Other liabilities	108,591	94,712
Lease liabilities	4,586	4,673
Subordinated debentures	13,961	13,546
Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	1,519,794	1,411,630
Obligations related to securities sold short	49,891	35,326
Obligations related to assets sold under repurchase agreements and securities loaned	289,530	305,280
Other liabilities	84,138	67,914
Lease liabilities	5,317	4,673
Subordinated debentures	13,971	13,556
Financial liabilities	1,962,641	1,838,379
Off-balance sheet items	449,357	406,775
Total financial liabilities and off-balance sheet items	2,411,998	2,245,154
Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	28,928	27,222
Undiscounted basis [member] | Other commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	506	586
Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	419,923	378,967
On demand [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	673,197	585,524
Obligations related to securities sold short	0	0
Obligations related to assets sold under repurchase agreements and securities loaned	23,020	22,336
Other liabilities	1,842	563
Lease liabilities	0	0
Subordinated debentures	0	0
Financial liabilities	698,059	608,423
Off-balance sheet items	31,012	28,634
Total financial liabilities and off-balance sheet items	729,071	637,057
On demand [member] | Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	26,806	25,553
On demand [member] | Undiscounted basis [member] | Other commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	0	0
On demand [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	4,206	3,081
Under 1 year [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	1,244,662	1,144,860
Obligations related to securities sold short	49,241	32,824
Obligations related to assets sold under repurchase agreements and securities loaned	287,844	304,855
Other liabilities	73,000	70,499
Subordinated debentures	2,091
Under 1 year [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	572,391	560,583
Obligations related to securities sold short	49,241	35,326
Obligations related to assets sold under repurchase agreements and securities loaned	264,838	282,478
Other liabilities	57,701	51,216
Lease liabilities	694	709
Subordinated debentures	2,091	0
Financial liabilities	946,956	930,312
Off-balance sheet items	136,748	123,214
Total financial liabilities and off-balance sheet items	1,083,704	1,053,526
Under 1 year [member] | Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	1,772	1,485
Under 1 year [member] | Undiscounted basis [member] | Other commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	68	77
Under 1 year [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	134,908	121,652
1 to 2 years [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	87,107	79,909
Obligations related to securities sold short	650	0
Obligations related to assets sold under repurchase agreements and securities loaned	1,672	466
Other liabilities	1,010	382
Lease liabilities	799	631
Subordinated debentures	0	2,026
Financial liabilities	91,238	83,414
Off-balance sheet items	62,049	54,523
Total financial liabilities and off-balance sheet items	153,287	137,937
1 to 2 years [member] | Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	240	10
1 to 2 years [member] | Undiscounted basis [member] | Other commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	63	70
1 to 2 years [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	61,746	54,443
2 years to 5 years [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	114,183	127,421
Obligations related to securities sold short	0	0
Obligations related to assets sold under repurchase agreements and securities loaned	0	0
Other liabilities	2,503	742
Lease liabilities	1,947	1,566
Subordinated debentures	0	0
Financial liabilities	118,633	129,729
Off-balance sheet items	207,521	190,426
Total financial liabilities and off-balance sheet items	326,154	320,155
2 years to 5 years [member] | Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	110	174
2 years to 5 years [member] | Undiscounted basis [member] | Other commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	162	179
2 years to 5 years [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	207,249	190,073
Over 5 years [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	72,916	58,193
Obligations related to securities sold short	0	0
Obligations related to assets sold under repurchase agreements and securities loaned	0	0
Other liabilities	21,082	15,011
Lease liabilities	1,877	1,767
Subordinated debentures	11,880	11,530
Financial liabilities	107,755	86,501
Off-balance sheet items	12,027	9,978
Total financial liabilities and off-balance sheet items	119,782	96,479
Over 5 years [member] | Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	0	0
Over 5 years [member] | Undiscounted basis [member] | Other commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	213	260
Over 5 years [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	$ 11,814	$ 9,718